Change of Functional Currency and Presentation Currency (Details)	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
CHANGE OF FUNCTIONAL CURRENCY AND PRESENTATION CURRENCY
Closing rate	996.46	996.46	877.12
Currency depreciation percentage	13.50%